Other Information (Schedule Of Other Current Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Information [Abstract]
Inventory		$ 26,872	$ 23,110
Deferred tax asset		51,967	19,249
Deposits		5,126	4,223
Deferred loan costs		30,165	44,446
Other		47,027	43,907
Total other current assets	$ 169,806	$ 161,157	$ 134,935